Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (2,461,835)	$ (1,472,213)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares		25,000
Unrealized gain on investments held in Trust Account	(52,917)	(18,693)
Change in fair value of derivative warrant liabilities	1,058,630	866,050
Financing costs — derivative warrant liabilities		374,490
Changes in operating assets and liabilities:
Prepaid expenses	140,369	(1,074,689)
Accounts payable	22,500
Accrued expenses	727,182	54,684
Due to related party	157,101	11,560
Net cash used in operating activities	(408,970)	(1,233,811)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(230,000,000)
Net cash used in investing activities		(230,000,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party		(60,093)
Proceeds received from initial public offering, gross		230,000,000
Proceeds received from private placement		6,600,000
Offering costs paid		(4,683,111)
Net cash provided by financing activities		231,856,796
Net decrease in cash	(408,970)	622,985
Cash — beginning of the period	622,985
Cash — ending of the period	214,015	622,985
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$ (2,461,840)
Offering costs included in accrued expenses		85,000
Offering costs paid through note payable — related party		60,093
Deferred legal fees		200,000
Deferred underwriting commissions in connection with the initial public offering		8,050,000
Initial value of common stock subject to possible redemption		205,911,610
Change in value of common stock subject to possible redemption		$ (1,064,120)